Profit Per Share (Tables)	12 Months Ended
Dec. 31, 2010
Profit per share
Computations of Profit Per Share

(Dollars in millions except per share data)	2010	2009	2008
Profit for the period (A) (1)	$2,700	$895	$3,557
Determination of shares (in millions):
Weighted average number of common shares outstanding (B)	631.5	615.2	610.5
Shares issuable on exercise of stock awards, net of shares assumed to be purchased out of proceeds at average market price	18.9	10.8	17.4
Average common shares outstanding for fully diluted computation (C)	650.4	626.0	627.9
Profit per share of common stock:
Assuming no dilution (A/B)	$4.28	$1.45	$5.83
Assuming full dilution (A/C)	$4.15	$1.43	$5.66
Shares outstanding as of December 31 (in millions)	638.8	624.7	601.5

(1)   Profit attributable to common stockholders.